DESCRIPTION OF BUSINESS (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			0 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 02, 2011 InspireMD Ltd. [Member]	Mar. 31, 2011 InspireMD Ltd. [Member]	Apr. 02, 2011 InspireMD Ltd. [Member]
Business Acquisition [Line Items]
Percent of ordinary shares acquired									91.70%
Number of shares issued for business acquisition								4,194,756	46,471,907	50,666,663
Net loss	$ (7,506,000)	$ (2,283,000)	$ (7,081,000)	$ (4,149,000)	$ (14,665,000)	$ (3,420,000)	$ (2,724,000)
Net cash used by operating activities	(2,356,000)	(2,065,000)	(4,363,000)	(1,786,000)	(6,003,000)	(2,710,000)	(1,545,000)
Working capital	(8,600,000)		(10,800,000)
Amount Of Payment To Redeem Debt	$ 13,300,000		$ 13,300,000